Derivative Instruments (Realized and Unrealized Gains (Losses) on Derivatives) (Schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Gain (loss) on derivative instruments, net	$ 88.8	$ (1,020.4)	$ (1,070.3)
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	293.6	(586.5)	(958.3)
Equity-related derivative instruments [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	(236.3)	(362.3)	(109.0)
Foreign currency forward contracts [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	31.6	(72.9)	(6.0)
Other Contract [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	(0.1)	1.3	3.0
Sumitomo Collar [Member] | Equity-related derivative instruments [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	(46.0)	(206.4)	(109.0)
Ziggo Collar [Member] | Equity-related derivative instruments [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	(113.3)	(152.5)	0.0
ITV Collar [Member] | Equity-related derivative instruments [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	(77.4)	0.0	0.0
Virgin Media Capped Call [Member] | Equity-related derivative instruments [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments, net	$ 0.4	$ (3.4)	$ 0.0